Goodwill and Intangible Assets Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Goodwill
Balance, beginning of year	$ 239	$ 10,238
Goodwill, Period Increase (Decrease)	9,999
Balance, end of year	$ 10,238	$ 10,238